UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07857

                           OPPENHEIMER REAL ASSET FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: AUGUST 31

         Date of reporting period: SEPTEMBER 1, 2004 - FEBRUARY 28, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

SECTOR ALLOCATION ON COMMODITY-LINKED INVESTMENTS
--------------------------------------------------------------------------------
Energy                                                                     73.0%
--------------------------------------------------------------------------------
Agriculture                                                                10.0
--------------------------------------------------------------------------------
Industrial Metals                                                           9.0
--------------------------------------------------------------------------------
Livestock                                                                   6.0
--------------------------------------------------------------------------------
Precious Metals                                                             2.0

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are dollar-weighed based on percentages of commodity-linked investments. Commodity-linked investments are investments whose return is based upon the price movements (whether up or down) of a particular commodity or basket of commodities. The Fund's allocation of its investments within each sector of the GSCI may differ (at times significantly) from the sector weightings of the GSCI. The Fund is not an index Fund.

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   U.S. Government Obligations          26.5%
   Mortgage-Backed Obligations          25.9
   Corporate Bonds                      24.1
   Commodity-Linked Notes               11.2
   Cash Equivalents                     10.5
   Asset-Backed Securities               1.1
   Foreign Government Obligations        0.5
   Municipals                            0.2

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2005, and are based on total investments.
--------------------------------------------------------------------------------


                         9 | OPPENHEIMER REAL ASSET FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please note that Oppenheimer Real Asset Fund(R) is non-diversified and invests a substantial portion of its assets in derivative instruments that entail potentially higher volatility and risk of loss than traditional equity or debt securities. The Fund is not intended as a complete investment program and is intended for investors with long-term investment goals who are willing to accept this risk.

CLASS A shares of the Fund were first publicly offered on 3/31/97. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 3/31/97. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/31/97. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                        10 | OPPENHEIMER REAL ASSET FUND

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 3/31/97. Class Y shares are offered principally to certain institutional investors under special agreement with the Distributor and are not subject to a sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        11 | OPPENHEIMER REAL ASSET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                        12 | OPPENHEIMER REAL ASSET FUND
exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                BEGINNING       ENDING         EXPENSES
                                ACCOUNT         ACCOUNT        PAID DURING
                                VALUE           VALUE          6 MONTHS ENDED
                                (9/1/04)        (2/28/05)      FEBRUARY 28, 2005
--------------------------------------------------------------------------------
Class A Actual                  $ 1,000.00      $ 1,157.00     $  7.13
--------------------------------------------------------------------------------
Class A Hypothetical              1,000.00        1,018.20        6.68
--------------------------------------------------------------------------------
Class B Actual                    1,000.00        1,152.70       11.80
--------------------------------------------------------------------------------
Class B Hypothetical              1,000.00        1,013.88       11.04
--------------------------------------------------------------------------------
Class C Actual                    1,000.00        1,152.30       11.42
--------------------------------------------------------------------------------
Class C Hypothetical              1,000.00        1,014.23       10.69
--------------------------------------------------------------------------------
Class N Actual                    1,000.00        1,155.70        9.12
--------------------------------------------------------------------------------
Class N Hypothetical              1,000.00        1,016.36        8.53
--------------------------------------------------------------------------------
Class Y Actual                    1,000.00        1,160.90        4.83
--------------------------------------------------------------------------------
Class Y Hypothetical              1,000.00        1,020.33        4.52

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            1.33%
----------------------------
Class B            2.20
----------------------------
Class C            2.13
----------------------------
Class N            1.70
----------------------------
Class Y            0.90

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                        13 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  February 28, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL                  VALUE
                                                                                                   AMOUNT             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.4%
---------------------------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations, Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                   $    1,023,077       $      1,021,835
---------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                                               709,604                714,098
---------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2004-B, Cl. A2, 2.48%, 2/8/07 1                                                          3,300,000              3,293,676
---------------------------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates, Series 2003-1, Cl. A2,
1.60%, 7/20/06                                                                                    153,695                153,564
---------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD,
8.75%, 1/25/29 1                                                                                  645,555                172,283
---------------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                                            504,859                506,637
---------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed Nts.,
Series 2000-14, Cl. 2, 8.61%, 9/30/08                                                           3,332,797              1,066,495
---------------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.,
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                           3,260,000              3,251,237
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                                         5,592,451              5,556,439
                                                                                                                -----------------
Total Asset-Backed Securities (Cost $18,529,095)                                                                      15,736,264

---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--33.2%
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--31.5%
---------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--31.5%
Fannie Mae Whole Loan, Collateralized Mtg. Obligations Pass-Through
Certificates, Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                 617,261                652,368
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
7%, 9/1/33                                                                                        918,342                973,356
8%, 4/1/16                                                                                        290,925                307,716
9%, 8/1/22-5/1/25                                                                                  72,839                 80,924
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security, Series 177, Cl. B, 0.07%, 7/1/26 2                                                    1,822,726                355,742
---------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 3/1/20-3/1/35 3                                                                            63,433,000             63,853,313
5.50%, 3/1/20 3                                                                                48,256,000             49,432,240
6%, 3/1/20-3/1/35 3                                                                            47,518,000             48,827,281
6.50%, 12/1/28                                                                                  2,266,383              2,365,425
6.50%, 4/1/35 3                                                                                69,326,000             72,207,327
7%, 7/1/28-7/1/34                                                                              13,338,637             14,076,487
7%, 3/5/35 3                                                                                  102,026,000            107,605,598
8.50%, 7/1/32                                                                                      71,833                 77,910


                        14 | OPPENHEIMER REAL ASSET FUND

                                                                                                PRINCIPAL                  VALUE
                                                                                                   AMOUNT             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 294, Cl. 2, (1.399)%, 2/1/28 2                                                       $    1,524,586       $        303,757
Trust 321, Cl. 2, (4.645)%, 3/1/32 2                                                            6,848,355              1,412,249
Trust 333, Cl. 2, (0.308)%, 3/1/33 2                                                            2,825,896                630,852
                                                                                                                -----------------
                                                                                                                     363,162,545

---------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                                       105,566                115,060
---------------------------------------------------------------------------------------------------------------------------------
PRIVATE--1.7%
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--1.7%
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                          4,755,149              4,836,096
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                                         2,467,690              2,471,006
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                                         1,324,286              1,322,925
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                               1,224,384              1,203,013
---------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                                         1,081,000              1,068,349
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                         2,050,000              2,051,283
---------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                          1,370,000              1,380,097
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series 2003-ML1A, Cl. A1, 3.972%, 3/12/39                         760,794                746,682
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg.
Obligations, Series 2004-N, Cl. A10, 3.803%, 8/25/34 1                                          4,654,658              4,665,634
                                                                                                                -----------------
                                                                                                                      19,745,085
                                                                                                                -----------------
Total Mortgage-Backed Obligations (Cost $384,268,009)                                                                383,022,690

---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--33.9%
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds:
3.125%, 11/15/06                                                                                   90,000                 89,234
4.125%, 5/13/05 4                                                                              25,000,000             25,064,450
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
1.75%, 5/15/05                                                                                 47,330,000             47,227,531
2.875%, 9/15/05                                                                                30,000,000             29,965,980
4.25%, 6/15/05 5                                                                               18,900,000             18,977,452
7%, 7/15/05 5                                                                                  50,000,000             50,769,950
---------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
1.50%, 9/21/05 5                                                                               20,000,000             19,827,240
7%, 7/15/05 5                                                                                  50,000,000             50,769,950


                        15 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL                  VALUE
                                                                                                   AMOUNT             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills:
2.41%, 4/7/05                                                                              $   50,000,000       $     49,872,500
2.59%, 5/12/05                                                                                 50,000,000             49,738,200
2.69%, 6/9/05                                                                                  50,000,000             49,628,100
                                                                                                                -----------------
Total U.S. Government Obligations (Cost $392,506,069)                                                                391,930,587

---------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.6%
---------------------------------------------------------------------------------------------------------------------------------
Ontario (Province of) Nts., 7%, 8/4/05                                                          4,200,000              4,268,834
---------------------------------------------------------------------------------------------------------------------------------
Quebec (Province of) Unsec. Debs., 6.50%, 1/17/06                                               2,800,000              2,877,717
                                                                                                                -----------------
Total Foreign Government Obligations (Cost $7,160,386)                                                                 7,146,551

---------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--30.8%
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--3.3%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.3%
DaimlerChrysler NA Holdings Corp., 7.75% Nts., 6/15/05                                          2,700,000              2,738,300
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
7.50% Unsec. Nts., 3/15/05                                                                      1,000,000              1,001,458
7.60% Nts., 8/1/05                                                                              1,900,000              1,930,816
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.50% Nts., 7/15/05                                                                             3,200,000              3,244,685
8.75% Medium-Term Nts., Series SMN1, 7/15/05                                                    1,150,000              1,170,316
---------------------------------------------------------------------------------------------------------------------------------
General Motors Nova Scotia Finance Co., 6.85% Nts., 10/15/08                                    1,205,000              1,215,587
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.50% Sr. Nts., 5/15/06 5                                                    1,215,000              1,237,676
---------------------------------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 2.72% Nts., 6/13/05 6,7                                                2,000,000              2,000,536
                                                                                                                -----------------
                                                                                                                      14,539,374

---------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Carnival Corp., 7.05% Unsec. Nts., 5/15/05                                                      2,600,000              2,620,423
---------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.3%
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                 825,000                912,302
---------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc., 4.95% Unsec. Nts., 4/1/05                                                    4,165,000              4,171,335
---------------------------------------------------------------------------------------------------------------------------------
New York Times Co. (The), 7.625% Unsec. Unsub. Nts., 3/15/05                                    2,620,000              2,623,547
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.625% Sr. Nts., 1/9/08                                                       443,000                469,783
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 8.18% Nts., 8/15/07 5                                                     890,000                970,236
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc.:
6.40% Sr. Nts., 1/30/06 5                                                                         675,000                691,293
7.15% Sr. Unsec. Nts., 5/20/05                                                                  4,450,000              4,485,609
7.75% Sr. Unsec. Nts., 6/1/05                                                                     500,000                505,580
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                                             410,000                420,667
                                                                                                                -----------------
                                                                                                                      15,250,352


                        16 | OPPENHEIMER REAL ASSET FUND

                                                                                                PRINCIPAL                  VALUE
                                                                                                   AMOUNT             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Kohl's Corp., 6.70% Unsec. Nts., 2/1/06                                                    $    1,210,000       $      1,242,601
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Lowe's Cos., Inc., 7.50% Sr. Unsec. Nts., 12/15/05                                              4,400,000              4,539,291
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.6%
---------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.4%
Diageo Capital plc, 6.125% Unsec. Nts., 8/15/05                                                 4,435,000              4,494,234
---------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
Kroger Co. (The), 7.625% Sr. Nts., 9/15/06                                                        460,000                484,360
---------------------------------------------------------------------------------------------------------------------------------
Price/Costco Wholesale Corp., 7.125% Sr. Nts., 6/15/05                                          2,500,000              2,526,983
                                                                                                                -----------------
                                                                                                                       3,011,343

---------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
General Mills, Inc., 3.875% Nts., 11/30/07                                                        515,000                510,156
---------------------------------------------------------------------------------------------------------------------------------
Nabisco, Inc., 6.85% Nts., 6/15/05                                                                700,000                707,058
---------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp., 6.40% Nts., Series B, 6/9/05                                                    3,500,000              3,527,094
---------------------------------------------------------------------------------------------------------------------------------
Unilever Capital Corp., 6.875% Sr. Unsec. Unsub. Nts., 11/1/05                                  5,883,000              6,015,668
                                                                                                                -----------------
                                                                                                                      10,759,976

---------------------------------------------------------------------------------------------------------------------------------
ENERGY--0.5%
---------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--0.5%
BP Capital Markets plc:
4% Nts., 4/29/05                                                                                  500,000                500,968
4.625% Nts., 5/27/05                                                                            3,900,000              3,915,811
---------------------------------------------------------------------------------------------------------------------------------
Union Texas Petroleum Holdings, Inc., 8.375% Sr. Unsec. Nts., 3/15/05                           1,000,000              1,001,753
                                                                                                                -----------------
                                                                                                                       5,418,532

---------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--16.6%
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.6%
Bank of New York Co., Inc. (The), 3.75% Unsec. Unsub. Nts., 2/15/08 5                             470,000                465,012
---------------------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 8.25% Unsec. Sub. Nts., 5/1/05 5                                           1,800,000              1,814,881
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.75% Unsec. Nts., 4/15/07                                600,000                621,142
---------------------------------------------------------------------------------------------------------------------------------
Northern Trust Co., 6.70% Sub. Nts., 9/15/05                                                    3,600,000              3,658,036
---------------------------------------------------------------------------------------------------------------------------------
Spear, Leeds & Kellogg LP, 8.25% Nts., 8/15/05 6                                                1,050,000              1,073,956
                                                                                                                -----------------
                                                                                                                       7,633,027

---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.0%
ABN Amro Bank NV (Chicago), 7.25% Unsec. Sub. Nts., 5/31/05                                     5,600,000              5,656,946
---------------------------------------------------------------------------------------------------------------------------------
American Express Bank FSB, 2.59% Nts., 10/17/05 7                                               2,525,000              2,525,603
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.:
3.875% Nts., 1/15/08 5                                                                            500,000                497,432
7.875% Sr. Unsec. Nts., 5/16/05                                                                 1,050,000              1,060,603


                        17 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL                  VALUE
                                                                                                   AMOUNT             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Bayerische Landesbank Girozentrale, 6.375% Unsec. Sub. Nts., 10/15/05                      $    4,800,000       $      4,897,306
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New York), 2.46% Nts., 9/9/05 7                               3,800,000              3,801,231
---------------------------------------------------------------------------------------------------------------------------------
First Tennessee Bank, 2.46% Certificate of Deposit Nts., 3/21/06 7                              4,500,000              4,497,885
---------------------------------------------------------------------------------------------------------------------------------
First Tennessee Bank (Southern US), 2.76% Nts., 11/18/05 7                                      1,000,000              1,000,093
---------------------------------------------------------------------------------------------------------------------------------
FleetBoston Financial Corp., 4.20% Nts., 11/30/07                                                 430,000                431,359
---------------------------------------------------------------------------------------------------------------------------------
Household Finance Corp.:
5% Sr. Unsec. Nts., 5/15/05                                                                       400,000                401,247
6.50% Unsec. Nts., 1/24/06                                                                        515,000                528,451
8% Sr. Nts., 5/9/05                                                                             4,600,000              4,643,176
---------------------------------------------------------------------------------------------------------------------------------
Huntington National Bank, 2.56% Nts., 12/1/05 7                                                 4,000,000              4,003,212
---------------------------------------------------------------------------------------------------------------------------------
Key Bank NA, 7.25% Unsec. Sub. Nts., 6/1/05                                                     2,650,000              2,677,043
---------------------------------------------------------------------------------------------------------------------------------
KeyCorp, 4.625% Sr. Nts., Series G, 5/16/05                                                     2,900,000              2,910,127
---------------------------------------------------------------------------------------------------------------------------------
Manufacturers & Traders Trust, 7% Unsec. Sub. Nts., 7/1/05                                      5,650,000              5,717,828
---------------------------------------------------------------------------------------------------------------------------------
National City Corp., 7.20% Unsec. Sub. Nts., 5/15/05                                            5,710,000              5,756,656
---------------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland NY, 6.50% Unsec. Sub. Nts., 1/15/06                                         3,000,000              3,079,566
---------------------------------------------------------------------------------------------------------------------------------
PNC Bank NA, 7.875% Sub. Nts., 4/15/05 5                                                        1,630,000              1,639,232
---------------------------------------------------------------------------------------------------------------------------------
Santander Financial Issuances Ltd., 7.875% Unsec. Sub. Nts., 4/15/05                            5,200,000              5,230,576
---------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp, 4.75% Sr. Nts., Series N, 6/30/05                                                 3,500,000              3,517,542
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.:
6.80% Unsec. Sub. Nts., 6/1/05                                                                  2,360,000              2,381,235
7.45% Sr. Unsec. Unsub. Nts., 7/15/05                                                           2,900,000              2,944,872
---------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.:
2.40% Unsec. Nts., 11/3/05                                                                      4,500,000              4,469,198
4.375% Nts., 1/15/08                                                                              515,000                516,654
7.25% Sr. Nts., 8/15/05                                                                           750,000                763,074
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.25% Sr. Nts., 8/24/05                                                      4,300,000              4,378,901
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Financial, Inc., 7% Sr. Unsec. Nts., 11/1/05                                          700,000                716,386
                                                                                                                -----------------
                                                                                                                      80,643,434

---------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
American Express Credit Corp., 7.45% Sr. Nts., 8/10/05 7                                        2,000,000              2,037,072
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 2.75% Nts., 12/1/05                                                                    300,000                298,349
                                                                                                                -----------------
                                                                                                                       2,335,421

---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.8%
American Express Co., 5.50% Nts., 9/12/06 5                                                       770,000                790,194
---------------------------------------------------------------------------------------------------------------------------------
Associates Corp. of North America:
6.20% Sr. Nts., 5/16/05                                                                         2,000,000              2,013,136
6.625% Sr. Nts., 6/15/05                                                                          100,000                100,959
---------------------------------------------------------------------------------------------------------------------------------
Bank One Corp.:
7% Jr. Unsec. Sub. Nts., 7/15/05                                                                  600,000                608,543
7.625% Sr. Unsec. Unsub. Nts., 8/1/05                                                           2,400,000              2,445,276


                        18 | OPPENHEIMER REAL ASSET FUND

                                                                                                PRINCIPAL                  VALUE
                                                                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Chase Manhattan Corp., 7.125% Sub. Debs., 3/1/05                                           $      350,000       $        350,000
---------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 4.125% Sr. Nts., 2/21/06                                                       4,900,000              4,926,215
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., 6.25% Sr. Unsec. Nts., 6/15/05                         2,300,000              2,322,085
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 3.50% Nts., 2/1/08                                                               800,000                787,186
---------------------------------------------------------------------------------------------------------------------------------
Danske Bank AS, 7.25% Sub. Nts., 6/15/05 6                                                      4,200,000              4,251,169
---------------------------------------------------------------------------------------------------------------------------------
Export Development Canada, 4.55% Nts., 6/30/05                                                  4,000,000              4,023,304
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
4.125% Nts., 1/15/08 5                                                                          1,000,000              1,000,534
7.625% Nts., 8/17/05                                                                            1,000,000              1,021,027
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 4% Nts., 2/1/08                                                             800,000                795,290
---------------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 5.625% Nts., 11/30/07                                                                 500,000                517,180
---------------------------------------------------------------------------------------------------------------------------------
Mellon Funding Corp., 7.50% Sr. Unsec. Nts., 6/15/05                                            5,100,000              5,160,297
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4% Nts., Series B, 11/15/07                                            410,000                409,447
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 7.75% Sr. Nts., 6/15/05                                                         4,450,000              4,509,772
---------------------------------------------------------------------------------------------------------------------------------
SLM Corp.:
2.90% Nts., Series A, 7/1/05                                                                    4,400,000              4,397,505
2.67% Nts., Series A, 9/15/05 7                                                                   700,000                700,850
---------------------------------------------------------------------------------------------------------------------------------
Tyco Capital Corp., 6.625% Sr. Unsec. Nts., 6/15/05                                             2,915,000              2,945,331
                                                                                                                -----------------
                                                                                                                      44,075,300

---------------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.2%
Allstate Corp., 7.875% Sr. Unsec. Nts., 5/1/05 5                                                3,300,000              3,325,809
---------------------------------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 7.125% Nts., 9/26/05 6                                   2,030,000              2,072,194
---------------------------------------------------------------------------------------------------------------------------------
Dresdner Bank, New York, 6.625% Unsec. Sub. Nts., 9/15/05                                       3,800,000              3,866,340
---------------------------------------------------------------------------------------------------------------------------------
Equitable Life Assurance Society (USA), 6.95% Surplus Nts., 12/1/05 6                           4,700,000              4,814,238
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 7.75% Sr. Unsec. Nts., 6/15/05                   5,370,000              5,437,544
---------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, 2.64% Nts., 3/11/05 6,7                                   2,500,000              2,499,890
---------------------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II:
5% Nts., 7/27/07 6                                                                                760,000                773,614
2.738% Nts., 9/6/05 6,7                                                                         4,700,000              4,707,793
---------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp., 7.25% Unsec. Debs., 5/15/05                                             6,970,000              7,033,490
---------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 3.625% Nts., 2/15/08                                               1,130,000              1,100,174
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 3.911% Nts., 5/15/05                                                             5,750,000              5,762,823
---------------------------------------------------------------------------------------------------------------------------------
Monumental Global Funding II, 3.85% Nts., 3/3/08 6                                              1,120,000              1,112,072
---------------------------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 6                                                 1,800,000              1,774,694
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The), 7.875% Sr. Unsec. Nts., 4/15/05                            2,350,000              2,363,223
---------------------------------------------------------------------------------------------------------------------------------
Teachers Insurance and Annuity Assn. Global Markets, 3.875% Sr.
Unsec. Nts., 1/22/08 6                                                                          1,750,000              1,736,562
                                                                                                                -----------------
                                                                                                                      48,380,460


                        19 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL                  VALUE
                                                                                                   AMOUNT             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                                   $      800,000       $        852,521
---------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.7%
Abbey National plc, 6.69% Sub. Nts., 10/17/05                                                   5,350,000              5,459,317
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc.:
3.50% Nts., Series K, 12/19/05                                                                  1,700,000              1,701,865
5.50% Nts., Series K, 2/1/07 5                                                                    635,000                652,389
6.875% Sr. Unsec. Unsub. Nts., Series D, 9/15/05                                                  115,000                117,057
                                                                                                                -----------------
                                                                                                                       7,930,628

---------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.4%
---------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Boston Scientific Corp., 6.625% Unsec. Nts., 3/15/05                                            4,000,000              4,004,892
---------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.3%
Anthem, Inc., 4.875% Unsub. Nts., 8/1/05                                                          420,000                421,868
---------------------------------------------------------------------------------------------------------------------------------
Kaiser Foundation Hospitals, 9.55% Debs., 7/15/05                                               3,400,000              3,477,615
                                                                                                                -----------------
                                                                                                                       3,899,483

---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.8%
Bristol-Myers Squibb Co., 4.75% Nts., 10/1/06                                                     875,000                887,325
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc., 6.75% Unsec. Unsub. Nts., 9/19/05 1                                          2,750,000              2,820,125
---------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp., 5.75% Sr. Unsec. Nts., 12/1/05                                                 5,000,000              5,091,300
                                                                                                                -----------------
                                                                                                                       8,798,750

---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.3%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.9%
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                                                     161,000                166,311
---------------------------------------------------------------------------------------------------------------------------------
Boeing Co., 6.625% Unsec. Nts., 6/1/05                                                          3,900,000              3,929,960
---------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.:
6.125% Unsec. Unsub. Nts., 7/1/05                                                               4,321,000              4,360,541
6.875% Nts., 10/3/05                                                                            1,325,000              1,350,989
---------------------------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                                       259,000                270,734
                                                                                                                -----------------
                                                                                                                      10,078,535

---------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
Southwest Airlines Co., 8% Unsec. Nts., 3/1/05                                                  1,000,000              1,000,000
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.0%
Emerson Electric Co., 7.875% Unsec. Nts., 6/1/05                                                  415,000                420,058
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.6%
General Electric Capital Corp.:
5.625% Sr. Unsec. Unsub. Nts., 5/13/05                                                            350,000                351,795
6.80% Nts., Series A, 11/1/05                                                                   2,200,000              2,250,679
7.50% Nts., Series A, 5/15/05                                                                   2,700,000              2,725,013
8.85% Debs., 4/1/05                                                                               500,000                502,263


                        20 | OPPENHEIMER REAL ASSET FUND

                                                                                                PRINCIPAL                  VALUE
                                                                                                   AMOUNT             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES Continued
Security Capital Group, Inc., 6.95% Sr. Unsec. Nts., 6/15/05                               $    1,500,000       $      1,516,559
                                                                                                                -----------------
                                                                                                                       7,346,309

---------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Caterpillar Financial Services Corp., 4.38% Nts., Series F, 6/15/05                             1,000,000              1,002,330
---------------------------------------------------------------------------------------------------------------------------------
John Deere Capital Corp., 4.125% Sr. Nts., Series D, 7/15/05                                    5,295,000              5,314,057
                                                                                                                -----------------
                                                                                                                       6,316,387

---------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Consolidated Rail Corp., 7.07% Sec. Nts., Series 92-A, 4/1/05                                     300,000                300,975
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Railway Co., 7% Equipment Trust Nts., Series J, 6/15/05                          650,000                657,087
                                                                                                                -----------------
                                                                                                                         958,062

---------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.7%
---------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
Compaq Computer Corp., 7.65% Unsec. Nts., 8/1/05                                                1,999,000              2,035,254
---------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co., 7.15% Nts., 6/15/05                                                        4,800,000              4,855,738
                                                                                                                -----------------
                                                                                                                       6,890,992

---------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.1%
Computer Sciences Corp., 7.50% Unsec. Unsub. Nts., 8/8/05                                       1,111,000              1,130,834
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
ALLTEL Corp., 6.75% Unsec. Debs., 9/15/05                                                       2,405,000              2,448,610
---------------------------------------------------------------------------------------------------------------------------------
Ameritech Capital Funding Corp., 7.50% Unsec. Unsub. Debs., 4/1/05 5                            2,000,000              2,006,918
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Telecommunications, Inc., 6.50% Unsec. Nts., 6/15/05                                  1,340,000              1,352,940
---------------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 7.875% Nts., 12/15/05                                           5,000,000              5,161,130
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 7.625% Sr. Unsub. Nts., 8/15/08                                      515,000                560,063
---------------------------------------------------------------------------------------------------------------------------------
Pacific Bell, 6.25% Nts., 3/1/05                                                                  980,000                980,000
---------------------------------------------------------------------------------------------------------------------------------
Southern New England Telecommunications Corp., 7% Nts., Series 2, 8/15/05                         200,000                203,311
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Bell Telephone Co., 6.625% Unsec. Nts., 4/1/05                                     1,908,000              1,913,415
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe BV, 7.35% Nts., 9/15/05                                                       4,600,000              4,697,387
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.60% Nts., Series A, 9/22/05                                     1,250,000              1,269,668
---------------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 6.75% Sr. Unsec. Unsub. Nts., 12/1/05                             2,000,000              2,047,464
---------------------------------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375% Unsub. Nts., 12/15/06                                        860,000                881,550
                                                                                                                -----------------
                                                                                                                      23,522,456


                        21 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL                  VALUE
                                                                                                   AMOUNT             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc., 6.875% Sr. Unsec. Unsub. Nts., 4/18/05                       $    3,500,000       $      3,516,534
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc, 3.95% Unsec. Nts., 1/30/08                                                    860,000                855,446
                                                                                                                -----------------
                                                                                                                       4,371,980

---------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.0%
---------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
Boston Edison Co., 3.16% Unsec. Debs., 10/15/05 7                                               4,000,000              4,010,256
---------------------------------------------------------------------------------------------------------------------------------
Carolina Power & Light Co., 7.50% Sr. Nts., 4/1/05                                              2,250,000              2,257,848
---------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, 6.625% Unsec. Debs.,
Series 2000-C, 12/15/05                                                                         2,700,000              2,766,776
---------------------------------------------------------------------------------------------------------------------------------
Detroit Edison Co. (The), 5.05% Sr. Nts., 10/1/05                                               2,400,000              2,424,122
---------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                                     615,000                633,725
---------------------------------------------------------------------------------------------------------------------------------
Florida Power & Light Co., 6.875% Sec. Bond, 12/1/05                                              150,000                153,789
---------------------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 1.875% Unsec. Unsub. Nts., 3/30/05                                     4,450,000              4,446,734
---------------------------------------------------------------------------------------------------------------------------------
Georgia Power Co., 5.50% Sr. Unsec. Unsub. Nts., Series C, 12/1/05                              2,700,000              2,741,378
---------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 7.01% Gtd. Nts., Series B, 3/23/05                                                  500,000                501,195
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625% Sr. Nts., 10/1/07                                         910,000                915,305
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.75% Sr. Nts., 3/1/06                                                     465,000                478,248
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Electric & Gas Co., 7.50% Sec. Bond, 6/15/05                                       500,000                506,061
                                                                                                                -----------------
                                                                                                                      21,835,437

---------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
Consolidated Natural Gas Co., 7.375% Unsec. Debs., 4/1/05                                       1,080,000              1,083,560
---------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 3.20% Nts., 11/1/06                                                       680,000                668,224
                                                                                                                -----------------
                                                                                                                       1,751,784
                                                                                                                -----------------
Total Corporate Bonds and Notes (Cost $356,817,135)                                                                  356,052,876

---------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--14.4%
---------------------------------------------------------------------------------------------------------------------------------
AIG:
Goldman Sachs Commodity Index Total Return Linked Security,
2.295%, 11/2/05 8                                                                              15,000,000             20,080,016
Goldman Sachs Commodity Index Total Return Linked Security,
3.096%, 1/26/06 8                                                                              24,000,000             26,799,323
---------------------------------------------------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Security,
1.098%, 3/18/05 8                                                                              18,000,000             27,402,865
Goldman Sachs Commodity Index Total Return Linked Security,
1.189%, 3/4/05 8                                                                               23,000,000             41,682,169
---------------------------------------------------------------------------------------------------------------------------------
Core Investment Grade Bond Trust I, Pass-Through Certificates,
Series 2002-1, 4.727%, 11/30/07 5                                                               9,700,000              9,787,349


                        22 | OPPENHEIMER REAL ASSET FUND

                                                                                                PRINCIPAL                  VALUE
                                                                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------------------------------------------------------
Eksportfinans AS, Goldman Sachs Commodity Index Excess Return
Linked Nts., 7%, 11/25/31 8                                                                $   18,000,000       $     17,841,600
--------------------------------------------------------------------------------------------------------------------------------
Koch Industries, Inc.:
Goldman Sachs Energy Total Return Index Linked Nts., 2.735%, 3/1/06 7,11                       10,000,000             10,369,140
Goldman Sachs Energy Total Return Index Linked Nts., 2.735%, 5/3/05 7,11                        7,000,000             12,566,155
                                                                                                                -----------------
Total Structured Notes (Cost $124,841,163)                                                                           166,528,617


                                                           DATE              STRIKE             CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
---------------------------------------------------------------------------------------------------------------------------------
Crude Oil Futures, 3/21/05 Put 9                        3/16/05              $   43                   289                  5,780
Crude Oil Futures, 3/21/05 Put 9                        3/16/05                  48                   290                113,100
                                                                                                                -----------------
Total Options Purchased (Cost $900,277)                                                                                  118,880


                                                                                                PRINCIPAL
                                                                                                   AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--0.2%
---------------------------------------------------------------------------------------------------------------------------------
TX Public Finance Authority Revenue Bonds, Unemployment
Compensation-B, 2%, 6/15/05 (Cost $2,497,606)                                              $    2,500,000              2,492,125

---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--6.4%
---------------------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp., 2.53%, 3/9/05 10                                                       5,000,000              4,997,189
---------------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp., 2.54%, 3/16/05 10                                                         5,000,000              4,994,708
---------------------------------------------------------------------------------------------------------------------------------
Eiffel Funding LLC, 2.54%, 3/1/05 10                                                            5,000,000              5,000,000
---------------------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 2.60%, 4/1/05 10                                                         5,000,000              4,988,806
---------------------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp., 2.62%, 4/7/05 10                                                   5,000,000              4,986,536
---------------------------------------------------------------------------------------------------------------------------------
GOVCO, Inc., 2.59%, 4/4/05 10                                                                   5,000,000              4,987,769
---------------------------------------------------------------------------------------------------------------------------------
Legacy Capital LLC, 2.63%, 4/4/05 10                                                            5,000,000              4,987,581
---------------------------------------------------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank, 1.57%, 3/10/05                                                      4,450,000              4,449,766
---------------------------------------------------------------------------------------------------------------------------------
Neptune Funding Corp., 2.65%, 4/8/05 10                                                         5,000,000              4,986,014
---------------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp., 2.60%, 4/5/05 10                                                        5,000,000              4,987,361
---------------------------------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A, 2.61%, 4/5/05 10                                            5,000,000              4,987,313
---------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 2.61%, 3/28/05 10                                                  4,722,000              4,712,934
---------------------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC, 2.64%, 4/11/05 10                                                        5,000,000              4,984,967
---------------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp., 2.54%, 3/10/05 10                                                    5,000,000              4,996,825
---------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 2.63%, 4/11/05 10                                                       5,000,000              4,985,024
                                                                                                                -----------------
Total Short-Term Notes (Cost $74,032,793)                                                                             74,032,793


                        23 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL                  VALUE
                                                                                                   AMOUNT             SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.2%
---------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 18.43% in joint repurchase agreement (Principal Amount/
Value $447,079,000, with a maturity value of $447,111,289) with UBS Warburg LLC,
2.60%, dated 2/28/05, to be repurchased at $82,419,952 on 3/1/05, collateralized by Federal National Mortgage Assn., 6%, 2/1/34, with a value of
$456,527,652 (Cost $82,414,000)                                                            $   82,414,000       $     82,414,000

---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,443,966,533)                                                   128.1%         1,479,475,383
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                               (28.1)          (324,389,035)
                                                                                           --------------------------------------
NET ASSETS                                                                                          100.0%      $  1,155,086,348
                                                                                           ======================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of February 28, 2005 was $10,951,718, which represents 0.95% of the Fund's net assets. See
Note 8 of Notes to Financial Statements.

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,702,600 or 0.23% of the Fund's net assets as of February 28, 2005.

3. When-issued security or forward commitment to be delivered and settled after February 28, 2005. See Note 1 of Notes to Financial Statements.

4. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                             CONTRACTS     EXPIRATION     EXERCISE        PREMIUM           VALUE
                                        SUBJECT TO PUT           DATE        PRICE       RECEIVED      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
Cocoa Futures, 5/13/05                              41         3/4/05     $  1,450       $  5,996          $  410

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts with an aggregate market value of $68,711,959. See Note 5 of Notes to Financial Statements.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $26,816,718 or 2.32% of the Fund's net assets as of February 28, 2005.

7. Represents the current interest rate for a variable or increasing rate security.

8. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

9. Non-income producing security.

10. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $69,583,027, or 6.02% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

11. Security is linked to the Goldman Sachs Energy Total Return Index. The index currently contains six commodities from the energy sector. Individual components in the index are weighted by their respective world production values.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        24 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2005
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,443,966,533)--see accompanying statement of investments        $   1,479,475,383
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                  2,592,480
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                   15,156,406
Interest and principal paydowns                                                                       8,824,404
Futures margins                                                                                       6,929,687
Investments sold                                                                                      1,907,440
Other                                                                                                    16,014
                                                                                              ------------------
Total assets                                                                                      1,514,901,814

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $5,996)
--see accompanying statement of investments                                                                 410
----------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                42,324
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $343,395,560 purchased on a
when-issued basis or forward commitment)                                                            355,903,177
Shares of beneficial interest redeemed                                                                3,164,232
Distribution and service plan fees                                                                      376,279
Transfer and shareholder servicing agent fees                                                           181,802
Shareholder communications                                                                               72,299
Trustees' compensation                                                                                   15,512
Other                                                                                                    59,431
                                                                                              ------------------
Total liabilities                                                                                   359,815,466

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                    $   1,155,086,348
                                                                                              ==================

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                    $         150,248
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                        1,181,215,069
----------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                       696,519
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                       (119,899,913)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                           92,924,425
                                                                                              ------------------
NET ASSETS                                                                                    $   1,155,086,348
                                                                                              ==================


                        25 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $791,017,356 and
102,549,549 shares of beneficial interest outstanding)                                                   $ 7.71
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)          $ 8.18
----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $100,759,343 and 13,222,821 shares
of beneficial interest outstanding)                                                                      $ 7.62
----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $163,817,046 and 21,601,964 shares
of beneficial interest outstanding)                                                                      $ 7.58
----------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $13,790,283 and 1,801,105 shares
of beneficial interest outstanding)                                                                      $ 7.66
----------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $85,702,320 and 11,072,529 shares of beneficial interest outstanding)                                 $ 7.74

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        26 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                         $   10,812,227

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       4,303,851
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 878,451
Class B                                                                 435,696
Class C                                                                 666,503
Class N                                                                  25,823
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 702,374
Class B                                                                 133,237
Class C                                                                 165,266
Class N                                                                  17,260
Class Y                                                                   6,014
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  45,392
Class B                                                                  11,853
Class C                                                                  11,964
Class N                                                                     883
Class Y                                                                     333
--------------------------------------------------------------------------------
Custodian fees and expenses                                              14,562
--------------------------------------------------------------------------------
Trustees' compensation                                                   13,606
--------------------------------------------------------------------------------
Other                                                                    70,876
                                                                 ---------------
Total expenses                                                        7,503,944
Less reduction to custodian expenses                                    (14,171)
Less payments and waivers of expenses                                      (476)
                                                                 ---------------
Net expenses                                                          7,489,297

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 3,322,930


                        27 | OPPENHEIMER REAL ASSET FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)            $   31,654,769
Closing of futures contracts                                         12,406,844
Closing and expiration of option contracts written                      419,427
Swap contracts                                                          443,319
                                                                 ---------------
Net realized gain                                                    44,924,359
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                          11,283,886
Futures contracts                                                    81,569,864
Option contracts                                                          8,498
Swap contracts                                                         (354,022)
                                                                 ---------------
Net change in unrealized appreciation                                92,508,226

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $  140,755,515
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        28 | OPPENHEIMER REAL ASSET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS              YEAR
                                                                                        ENDED             ENDED
                                                                            FEBRUARY 28, 2005        AUGUST 31,
                                                                                  (UNAUDITED)              2004
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                                                       $       3,322,930   $       322,013
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  44,924,359       140,358,876
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              92,508,226       (31,403,796)
                                                                            ------------------------------------
Net increase in net assets resulting from operations                              140,755,515       109,277,093

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (2,487,253)          (51,684)
Class B                                                                               (12,897)               --
Class C                                                                               (66,431)               --
Class N                                                                               (20,094)               --
Class Y                                                                              (317,347)          (64,204)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                          (176,519,066)       (9,145,151)
Class B                                                                           (21,692,641)       (1,194,188)
Class C                                                                           (33,840,405)       (1,409,006)
Class N                                                                            (2,633,667)          (77,055)
Class Y                                                                           (14,050,224)         (793,204)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                           232,151,617       328,433,627
Class B                                                                            32,382,663        31,994,068
Class C                                                                            68,969,165        63,172,169
Class N                                                                             6,694,202         5,907,317
Class Y                                                                            43,072,280        16,401,022

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase                                                                    272,385,417       542,450,804
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               882,700,931       340,250,127
                                                                            ------------------------------------
End of period (including accumulated net investment income
of $696,519 and $277,611, respectively)                                     $   1,155,086,348   $   882,700,931
                                                                            ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        29 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                               YEAR
                                                         ENDED                                                              ENDED
                                             FEBRUARY 28, 2005                                                         AUGUST 31,
CLASS A                                            (UNAUDITED)          2004          2003        2002          2001         2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    9.13     $    7.51     $    6.15   $    6.93     $    8.18    $    5.74
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .03 1         .01           .03         .29           .45          .32
Net realized and unrealized gain (loss)                   1.00          1.85          1.38        (.71)        (1.21)        2.40
                                                     -------------------------------------------------------------------------------
Total from investment operations                          1.03          1.86          1.41        (.42)         (.76)        2.72
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.03)           -- 2        (.05)       (.36)         (.43)        (.28)
Distributions from net realized gain                     (2.42)         (.24)           --          --          (.06)          --
                                                     -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (2.45)         (.24)         (.05)       (.36)         (.49)        (.28)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $    7.71     $    9.13     $    7.51   $    6.15     $    6.93    $    8.18
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       15.70%        25.44%        23.08%      (5.54)%       (9.83)%      48.55%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 791,017     $ 638,254     $ 238,828   $ 148,319     $ 117,331    $ 161,547
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 718,576     $ 413,618     $ 193,837   $ 115,458     $ 139,631    $ 126,143
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     0.82%         0.22%         0.46%       4.73%         5.73%        4.81%
Total expenses                                            1.33% 5       1.40% 5,6     1.49% 5     1.68% 5,6     1.51% 5      1.50% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     35% 7         87%           61%         49%          105%          93%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $2,123,162,922 and $2,117,459,387, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        30 | OPPENHEIMER REAL ASSET FUND

                                                    SIX MONTHS                                                               YEAR
                                                         ENDED                                                              ENDED
                                             FEBRUARY 28, 2005                                                         AUGUST 31,
CLASS B                                            (UNAUDITED)          2004          2003        2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    9.05     $    7.51     $    6.16   $    6.95     $    8.20    $    5.75
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                -- 1,2      (.05)         (.04)        .23           .40          .27
Net realized and unrealized gain (loss)                    .99          1.83          1.40        (.70)        (1.22)        2.40
                                                     ------------------------------------------------------------------------------
Total from investment operations                           .99          1.78          1.36        (.47)         (.82)        2.67
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 2          --          (.01)       (.32)         (.37)        (.22)
Distributions from net realized gain                     (2.42)         (.24)           --          --          (.06)          --
                                                     ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (2.42)         (.24)         (.01)       (.32)         (.43)        (.22)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $    7.62     $    9.05     $    7.51   $    6.16     $    6.95    $    8.20
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       15.27%        24.32%        22.12%      (6.38)%      (10.49)%      47.44%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 100,759     $  78,125     $  37,589   $  24,738     $  21,321    $  27,156
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  88,433     $  52,436     $  32,101   $  20,032     $  26,295    $  21,416
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             (0.05)%       (0.69)%       (0.41)%      4.10%         4.99%        4.03%
Total expenses                                            2.20%         2.32%         2.44%       2.45%         2.27%        2.27%
Expenses after payments and waivers and
reduction to custodian expenses                            N/A 5,6      2.31%         2.36%        N/A 5,6       N/A 5        N/A 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     35% 7         87%           61%         49%          105%          93%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $2,123,162,922 and $2,117,459,387, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        31 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                               YEAR
                                                         ENDED                                                              ENDED
                                             FEBRUARY 28, 2005                                                         AUGUST 31,
CLASS C                                            (UNAUDITED)          2004          2003        2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    9.02     $    7.48     $    6.14   $    6.93     $    8.17    $    5.73
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                -- 1,2      (.03)         (.03)        .23           .41          .27
Net realized and unrealized gain (loss)                    .98          1.81          1.38        (.70)        (1.22)        2.39
                                                     ------------------------------------------------------------------------------
Total from investment operations                           .98          1.78          1.35        (.47)         (.81)        2.66
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        -- 2          --          (.01)       (.32)         (.37)        (.22)
Distributions from net realized gain                     (2.42)         (.24)           --          --          (.06)          --
                                                     ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (2.42)         (.24)         (.01)       (.32)         (.43)        (.22)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $    7.58     $    9.02     $    7.48   $    6.14     $    6.93    $    8.17
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       15.23%        24.42%        22.04%      (6.39)%      (10.43)%      47.43%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 163,817     $ 110,728     $  36,531   $  18,115     $  12,588    $  20,256
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 135,347     $  68,392     $  25,746   $  11,771     $  16,165    $  16,536
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                              0.02%        (0.62)%       (0.43)%      3.99%         4.95%        4.03%
Total expenses                                            2.13%         2.24%         2.40%       2.45%         2.26%        2.27%
Expenses after payments and waivers and
reduction to custodian expenses                            N/A 5         N/A 5        2.36%        N/A 5,6       N/A 5        N/A 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     35% 7         87%           61%         49%          105%          93%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $2,123,162,922 and $2,117,459,387, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        32 | OPPENHEIMER REAL ASSET FUND

                                                       SIX MONTHS                                                        YEAR
                                                            ENDED                                                       ENDED
                                                FEBRUARY 28, 2005                                                  AUGUST 31,
CLASS N                                               (UNAUDITED)            2004           2003          2002         2001 1
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     9.08      $     7.50     $     6.15    $     6.99     $     7.67
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .02 2            --            .07           .30            .22
Net realized and unrealized gain (loss)                      1.00            1.82           1.36          (.78)          (.73)
                                                       ------------------------------------------------------------------------
Total from investment operations                             1.02            1.82           1.43          (.48)          (.51)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.02)             --           (.08)         (.36)          (.17)
Distributions from net realized gain                        (2.42)           (.24)            --            --             --
                                                       ------------------------------------------------------------------------
Total dividends and/or distributions to shareholders        (2.44)           (.24)          (.08)         (.36)          (.17)
-------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $     7.66      $     9.08     $     7.50    $     6.15     $     6.99
                                                       ========================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                          15.57%          24.90%         23.63%        (6.47)%        (6.75)%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   13,790      $    8,206     $    1,578    $      314     $       61
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   10,720      $    4,516     $    1,001    $      146     $       14
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                 0.46%          (0.17)%         0.27%         3.57%          5.95%
Total expenses                                               1.70%           1.84%          1.83%         1.94%          1.88%
Expenses after payments and waivers and
reduction to custodian expenses                               N/A 5,6        1.80%          1.63%          N/A 5,6        N/A 5
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        35% 7           87%            61%           49%           105%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $2,123,162,922 and $2,117,459,387, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        33 | OPPENHEIMER REAL ASSET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                    SIX MONTHS                                                               YEAR
                                                         ENDED                                                              ENDED
                                             FEBRUARY 28, 2005                                                         AUGUST 31,
CLASS Y                                            (UNAUDITED)          2004          2003        2002          2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    9.15     $    7.52     $    6.15   $    6.94     $    8.16    $    5.72
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .05 1         .05           .06         .32           .25          .36
Net realized and unrealized gain (loss)                   1.02          1.84          1.39        (.73)         (.95)        2.38
                                                     ------------------------------------------------------------------------------
Total from investment operations                          1.07          1.89          1.45        (.41)         (.70)        2.74
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.06)         (.02)         (.08)       (.38)         (.46)        (.30)
Distributions from net realized gain                     (2.42)         (.24)           --          --          (.06)          --
                                                     ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (2.48)         (.26)         (.08)       (.38)         (.52)        (.30)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                       $    7.74     $    9.15     $    7.52   $    6.15     $    6.94    $    8.16
                                                     ==============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       16.09%        25.84%        23.69%      (5.36)%       (9.21)%      49.20%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $  85,702     $  47,387     $  25,724   $   6,908     $   1,741    $       1
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $  61,203     $  31,449     $  15,755   $   3,420     $     868    $       1
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     1.26%         0.65%         0.83%       3.95%         6.46%        5.28%
Total expenses                                            0.90%         0.97%         1.08%       1.27%         1.38% 4      1.09%
Expenses after payments and waivers and
reduction to custodian expenses                            N/A 5         N/A 5         N/A 5      1.26%         1.17%         N/A 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     35% 6         87%           61%         49%          105%          93%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales transactions of To Be Announced (TBA) mortgage-related securities of $2,123,162,922 and $2,117,459,387, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        34 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Real Asset Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Advisor). The Sub-Advisor is Oppenheimer Real Asset Management, Inc. (the Manager), a wholly owned subsidiary of the Advisor.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been


                        35 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

materially affected by what the Advisor identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of February 28, 2005, the market value of these securities comprised 14.4% of the Fund's net assets and resulted in unrealized cumulative gains of $41,687,454.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of February 28, 2005, the Fund had purchased $343,395,560 of securities on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


                        36 | OPPENHEIMER REAL ASSET FUND

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Advisor, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2005, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended August 31, 2004, the Fund did not utilize any capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets


                        37 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                        38 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    SIX MONTHS ENDED FEBRUARY 28, 2005              YEAR ENDED AUGUST 31, 2004
                                            SHARES              AMOUNT              SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                    41,774,842      $  355,146,494          60,864,784      $  526,237,973
Dividends and/or
distributions reinvested                23,570,029         156,387,529           1,021,225           7,760,573
Redeemed                               (32,726,129)       (279,382,406) 1      (23,760,653)       (205,564,919)
                                       ------------------------------------------------------------------------
Net increase                            32,618,742      $  232,151,617          38,125,356        $328,433,627
                                       ========================================================================

---------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                     4,236,034      $   35,722,608           6,075,661      $   52,623,081
Dividends and/or
distributions reinvested                 2,800,745          18,372,889             136,911           1,037,789
Redeemed                                (2,448,931)        (21,712,834) 1       (2,581,998)        (21,666,802)
                                       ------------------------------------------------------------------------
Net increase                             4,587,848      $   32,382,663           3,630,574      $   31,994,068
                                       ========================================================================

---------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                     8,578,990      $   70,952,960          10,218,639      $   87,296,277
Dividends and/or
distributions reinvested                 4,122,772          26,921,710             148,152           1,118,549
Redeemed                                (3,381,253)        (28,905,505) 1       (2,968,721)        (25,242,657)
                                       ------------------------------------------------------------------------
Net increase                             9,320,509      $   68,969,165           7,398,070      $   63,172,169
                                       ========================================================================

---------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                       870,297      $    7,115,609             818,178      $    6,975,731
Dividends and/or
distributions reinvested                   394,817           2,601,847              10,161              77,023
Redeemed                                  (368,157)         (3,023,254) 1         (134,749)         (1,145,437)
                                       ------------------------------------------------------------------------
Net increase                               896,957      $    6,694,202             693,590      $    5,907,317
                                       ========================================================================

---------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                     8,043,227      $   62,080,741           3,051,718      $   26,560,158
Dividends and/or
distributions reinvested                 1,200,651           7,995,152              28,193             213,586
Redeemed                                (3,347,945)        (27,003,613) 1       (1,324,757)        (10,372,722)
                                       ------------------------------------------------------------------------
Net increase                             5,895,933      $   43,072,280           1,755,154      $   16,401,022
                                       ========================================================================

1. Net of Redemption Fees of $54,057, $6,653, $10,178, $809 and $4,601 for
Class A, Class B, Class C, Class N, and Class Y respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended February 28, 2005, were $115,971,923 and $120,502,692, respectively.
There were purchases of


                        39 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES Continued

$89,933 and sales of $18,112,776 of U.S. government and government agency obligations for the six months ended February 28, 2005. In addition, there were purchases of $2,123,162,922 and sales of $2,117,459,387 of To Be Announced
(TBA) mortgage-related securities for the six months ended February 28, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Advisor were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of the first $200 million of average annual net assets, 0.90% of the next $200 million, 0.85% of the next $200 million, 0.80% of the next $200 million, and 0.75% of net assets in excess of $800 million. Under the sub-advisory agreement, the Advisor pays the Sub-Advisor the following annual fees: 0.50% of the first $200 million of average annual net assets, 0.45% of the next $200 million, 0.425% of the next $200 million, 0.40% of the next $200 million, and 0.375% of the net assets in excess of $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Advisor a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Advisor, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2005, the Fund paid $978,821 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to


                        40 | OPPENHEIMER REAL ASSET FUND
compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at February 28, 2005 for Class B, Class C and Class N shares were $3,362,523, $1,964,098 and $152,890, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                  CLASS A           CLASS B          CLASS C           CLASS N
                                CLASS A        CONTINGENT        CONTINGENT       CONTINGENT        CONTINGENT
                              FRONT-END          DEFERRED          DEFERRED         DEFERRED          DEFERRED
                          SALES CHARGES     SALES CHARGES     SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS                  RETAINED BY       RETAINED BY       RETAINED BY      RETAINED BY       RETAINED BY
ENDED                       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
February 28, 2005             $ 621,030          $ 31,624         $ 170,633         $ 91,123          $ 11,375

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2005, OFS waived $149 and $327 for Class B and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures) inherent in the Fund's holdings of structured notes. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities, decreases in market value of portfolio securities, or decreases in commodity prices. The Fund may


                        41 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

also purchase futures contracts without owning the underlying fixed-income security as an efficient or cost effective means to gain exposure to changes in interest rates, commodity prices or market indices. The Fund will then either purchase the underlying fixed-income security or close out the futures contract.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of February 28, 2005, the Fund had outstanding futures contracts as follows:

                                                                           VALUATION AS OF          UNREALIZED
                                             EXPIRATION      NUMBER OF        FEBRUARY 28,        APPRECIATION
CONTRACT DESCRIPTION                              DATES      CONTRACTS                2005      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
AGRICULTURE
Corn                                            5/13/05          1,662       $  18,510,525      $    1,438,955
Cotton #2                                        5/6/05            336           8,613,360             545,025
Soybean                                         5/13/05            473          14,710,300           1,872,851
Wheat                                   5/12/05-5/13/05          1,775          30,925,750           1,843,269
ENERGY
Brent Crude Oil                                 4/14/05          2,012          99,956,160          10,017,741
Crude Oil                                       3/21/05          4,145         214,503,750          18,864,111
Gas Oil                                         4/12/05            765          34,329,375           3,142,292
Heating Oil                                     3/31/05            842          51,426,329           6,757,961
Natural Gas                                     3/29/05          1,152          77,529,600           4,987,795
Unleaded Gasoline                               3/31/05          1,010          59,888,556           1,895,377
LIVESTOCK
Feeder Cattle                                   4/28/05            116           5,679,650              20,940
Lean Hogs                                       4/14/05            580          17,220,200             717,335
Live Cattle                                     4/29/05            706          24,300,520            (796,728)


                        42 | OPPENHEIMER REAL ASSET FUND

                                                                           VALUATION AS OF          UNREALIZED
                                             EXPIRATION      NUMBER OF        FEBRUARY 28,        APPRECIATION
CONTRACT DESCRIPTION                              DATES      CONTRACTS                2005      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE Continued
INDUSTRIAL METALS
Copper                                          5/26/05            588       $  22,027,950      $    1,239,620
London Metals Exchange
Aluminum High Grade                             4/20/05            584          28,112,300           1,294,785
London Metals Exchange Lead             3/16/05-4/20/05            260           6,308,700             306,950
London Metals Exchange Nickel           3/16/05-4/20/05            101           9,932,760           1,020,881
London Metals Exchange Zinc             3/16/05-4/20/05            219           7,543,900             744,154
PRECIOUS METALS
Gold 100 oz.                                    4/27/05            330          14,440,800              70,563
Silver                                          5/26/05             42           1,552,950              63,893
SOFTS
Cocoa                                           5/13/05            125           2,162,500              89,891
Coffee                                          5/18/05             33           1,504,181              60,776
Orange Juice                                    5/10/05            215           2,854,125             (16,811)
Sugar #11                                       4/29/05            491           5,042,766            (140,564)
GOVERNMENTS
U.S. Treasury Nts., 10 yr.                      6/21/05            808          88,779,000            (355,983)
                                                                                                ---------------
                                                                                                    55,685,079
                                                                                                ===============
CONTRACTS TO SELL
GOVERNMENTS
U.S. Long Bonds                                 3/21/05            203          22,958,031            (194,386)
U.S. Treasury Nts., 2 yr.               3/31/05-6/30/05          1,881         390,805,391           1,342,847
U.S. Treasury Nts., 5 yr.               3/21/05-6/21/05            824          88,802,969             618,772
                                                                                                ---------------
                                                                                                     1,767,233
                                                                                                ---------------
                                                                                                $   57,452,312
                                                                                                ===============

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price,


                        43 | OPPENHEIMER REAL ASSET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. OPTION ACTIVITY Continued

premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended February 28, 2005 was as follows:

                                                          CALL OPTIONS                             PUT OPTIONS
                                         -----------------------------           ------------------------------
                                         NUMBER OF           AMOUNT OF           NUMBER OF           AMOUNT OF
                                         CONTRACTS            PREMIUMS           CONTRACTS            PREMIUMS
---------------------------------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2004                                 90         $    19,162                 100         $     8,026
Options written                                545             298,070               1,580             310,277
Options closed or expired                     (273)           (204,739)             (1,599)           (309,457)
Options exercised                             (362)           (112,493)                (40)             (2,850)
                                         ----------------------------------------------------------------------
Options outstanding as of
February 28, 2005                               --         $        --                  41         $     5,996
                                         ======================================================================

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of February 28, 2005, the Fund had entered into the following total return swap agreements:

                                                 PAID BY          RECEIVED BY
                               NOTIONAL      THE FUND AT          THE FUND AT      TERMINATION      UNREALIZED
SWAP COUNTERPARTY                AMOUNT    FEB. 28, 2005        FEB. 28, 2005             DATE    DEPRECIATION
---------------------------------------------------------------------------------------------------------------
                                                                     Value of
                                                              total return of
Goldman Sachs                                  One-Month      Lehman Brothers
Capital Markets LP           $7,410,000        LIBOR BBA           CMBS Index          3/31/05     $    42,324

Index abbreviations are as follows:
CMBS         Commercial Mortgage Backed Securities Markets
LIBOR BBA    London-Interbank Offered Rate British Bankers Association


                        44 | OPPENHEIMER REAL ASSET FUND

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of February 28, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Advisor, OFS and the Distributor (collectively, the "Oppenheimer defendants"), as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Advisor charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Oppenheimer defendants believe that the allegations contained in the Complaints are without merit and that they, the funds named as Nominal Defendants, and the Directors/Trustees of those funds have meritorious defenses against the claims asserted. The Oppenheimer defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The Oppenheimer defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        45 | OPPENHEIMER REAL ASSET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
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The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and
Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        46 | OPPENHEIMER REAL ASSET FUND

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

      Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so in the coming months. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves sole discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 11. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Real Asset Fund


By:      ____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      ____________________________

         John V. Murphy

         Chief Executive Officer

Date:    April 11, 2005


By:      ____________________________

         Brian W. Wixted

         Chief Financial Officer

Date:    April 11, 2005